SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative)	3 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 shares
Statement [Line Items]
Common Shares Issued | shares	253,700	253,700
Gross Proceeds On Cash Commission	$ 5,000
Net Proceeds	$ 202,000
Paid cash commission	2.75%
Prospectus supplement for gross proceeds	$ 207
Issued common shares upon exercise of RSUs | shares	592,667
Fair Value Of Stock Options Granted, Share-based Payments	$ 62,000		$ 32,000
Restricted Share Units | shares	1,809,000		1,799,000
Weighted Average Fair Value Per Share | $ / shares		$ 1.12		$ 1.19
Share-based Payments	$ 339,000		$ 200,000
Share Capital Two [Member]
Statement [Line Items]
Fair Value Of Stock Options Granted, Share-based Payments	277,000		$ 168,000
Share-based Payments	31,000
Share Capital [Member]
Statement [Line Items]
Common Shares Issued | shares			14,000,000	14,000,000	48,000
Exercise Of Warrants | shares					48,000
Share-based Payments	512,000
Share issued for service			$ 1,075,000	$ 1,075,000
Additional Share Issuance Cost	15,000
Share Capital Three [Member]
Statement [Line Items]
Common Shares Issued | shares					982,879
Share-based Payments	$ 899,000